Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2014, and 2013 is as follows:

	2014	2013
	(in millions)
Equity method	$593	$638
Cost method	12	7
Total	$605	$645

Summary of Results of Operations and Financial Position Using Equity Method

A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2014	2013	2012
	(in millions)
Net revenue	$4,849	$5,211	$5,619
Income before taxes	$251	$321	$261
Net income	$194	$289	$210

	As of December 31,
	2014	2013
	(in millions)
Total assets	$7,448	$7,127
Total liabilities	$5,877	$5,460
Total equity	$1,571	$1,667